Note 3. Inventory (Detail) - Inventory Components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 2,662	$ 2,815	$ 3,097
Intransit finished goods	950	1,379	948
Finished goods	7,205	4,915	4,555
Total	$ 10,817	$ 9,109	$ 8,600